Shareholder Report, Line Graph (Details) - USD ($)		8 Months Ended	12 Months Ended	20 Months Ended	32 Months Ended	44 Months Ended	56 Months Ended	68 Months Ended	80 Months Ended	92 Months Ended	104 Months Ended	116 Months Ended
	Oct. 05, 2015	May 31, 2016	May 31, 2025	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000160936 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional Shares
Accumulated Value	$ 10,000	$ 10,558		$ 12,496	$ 14,588	$ 14,931	$ 16,759	$ 24,389	$ 23,687	$ 24,013	$ 31,042	$ 34,721
C000160934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor A Shares (with sales charge)
C000160935 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor C Shares (with sales charge)
C000166019 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class K Shares
Accumulated Value	10,000	10,558		12,508	14,593	14,956	16,792	24,444	23,761	24,101	31,163	34,871
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
Accumulated Value	$ 10,000	$ 10,648		$ 12,509	$ 14,334	$ 14,831	$ 16,691	$ 23,811	$ 23,167	$ 23,734	$ 30,381	$ 34,553